Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 241,835
Other receivable	35,592
Prepaid expense		6,000
Total Assets	277,427	6,000
Current Liabilities
Accounts payable and accrued liabilities	9,710	1,776	1,000
Subscription received in advance	225,500
Due to a related parties	82,072	17,329
Total Liabilities	317,282	19,105	1,000
Stockholders' Equity
Preferred stock, $0.0001 par value 20,000,000 shares authorized; none issued and outstanding at June 30, 2018 and December 31, 2017, respectively
Common Stock, $0.0001 par value, 100,000,000 shares authorized; 6,000,000 and 6,500,000 shares issued and outstanding at June 30, 2018 and December 31, 2017, respectively	600	650	2,000
Discount on common stock		(600)
Additional paid-in capital	3,801	3,801	312
Accumulated deficit	(44,256)	(16,956)	(3,312)
Total stockholders' deficit	(39,855)	(13,105)	(1,000)
Total Liabilities and Stockholders' Deficit	$ 277,427	$ 6,000